INVESTMENT PROPERTIES (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
14.	INVESTMENT PROPERTIES
The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	80	33	334	447
Exchange adjustments	(63)	(271)	(4)	(338)
At June 30, 2023	5,763	30,441	724	36,928
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the period	(195)	(1,050)	(35)	(1,280)
Exchange adjustments	3	13	—	16
At June 30, 2023	(391)	(2,088)	(62)	(2,541)
Net book value:
At June 30, 2023	5,372	28,353	662	34,387
Leasehold land included in investment properties were right-of-use assets associated with leasehold land under operating leases where the building was constructed on. See Note 15.
The Group leases the investment properties to its customers under operating leases for terms ranging from one to twelve years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At June 30, 2023
2023	2,448
2024	4,534
2025	3,708
2026	2,915
2027	1,922
Thereafter	4,786
Total	20,313
The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased or for repairs, maintenance and enhancements.
The fair value of investment properties of the Group as of June 30, 2023 was determined using the income approach with the assistance of an independent valuation specialist. The investment properties were classified as Level 3 in the fair value hierarchy.
Under the income approach, the estimated fair value of the investment properties is based on the operation projection and the discount rate. The fair value of investment properties as of June 30, 2023 was approximately US$37.09 million.
The Group did not record any impairment related to investment properties as of June 30, 2023.

12.	INVESTMENT PROPERTIES
The detail of investment properties is as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At July 1, 2022*	—	—	—	—
Acquisition of assets	4,833	29,773	380	34,986
Additions	730	—	—	730
Exchange adjustments	183	906	14	1,103
At December 31, 2022	5,746	30,679	394	36,819
Accumulated depreciation:
At January 1, 2022	—	—	—	—
Charge for the year	(192)	(1,019)	(26)	(1,237)
Exchange adjustments	(7)	(32)	(1)	(40)
At December 31, 2022	(199)	(1,051)	(27)	(1,277)
Net book value:
At December 31, 2022	5,547	29,628	367	35,542

*	The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5
Leasehold land included in investment properties were right-of-use assets associated with leasehold land under operating leases where the building was constructed on. See Note 13.
The Group leases the investment properties to its customers under operating leases for terms ranging from 1 to 12 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2022
2023	3,600
2024	3,701
2025	3,229
2026	2,492
2027	1,855
Thereafter	4,711
Total	19,588
The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased or for repairs, maintenance and enhancements.
The fair value of investment properties of the Group as of December 31, 2022 was determined using the income approach with the assistance of an independent valuation specialist. The investment properties were classified as Level 3 in the fair value hierarchy.
Under the income approach, the estimated fair value of the investment properties is based on the operation projection and the discount rate. The fair value of investment properties as of December 31, 2022 was approximately US$36.2 million.
The Group did not record any impairment related to investment properties in the year ended December 31, 2022.